UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
777 E. Wisconsin Ave., 4th floor
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2018

U.S. Global Jets ETF
Ticker: JETS

U.S. Global GO GOLD and
Precious Metal Miners ETF
Ticker: GOAU

U.S. Global ETFs

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited)

U.S. Global Jets ETF

For the six months ended June 30, 2018, the U.S. Global Jets ETF (“JETS” or “Fund”) fell 11.31 percent at net asset value (“NAV”), nearly in line with its  underlying index, the U.S. Global Jets Index (“JETSX” or “Index”), which fell 11.13 percent, and underperformed its benchmark, the S&P 500 Index, which rose 2.65 percent. No material changes took place to the Index methodology during this period.

In the first six months of the year, airline stocks were under pressure from higher fuel costs and investor fears of a trade war between the U.S. and its trading partners. Brent crude oil, the international benchmark, rallied close to 20 percent in the first half of the year, prompting some carriers to raise airfare. Jet fuel displaced labor as airlines’ top expense, accounting for about a quarter of operating costs by the end of June. Speaking to Bloomberg in May, Ryanair CEO Michael O’Leary said he believed rising oil prices were likely to bankrupt a number of low-cost carriers around the world in the coming months.

It must be said, however, that JETSX seeks to invest only in companies with healthy balance sheets. Therefore, it seeks to avoid carriers that would be hardest impacted by higher fuel expenses.

At the beginning of June 2018, the U.S. imposed 25 percent tariffs on as much as $34 billion of Chinese imports. The Asian country quickly reciprocated with tariffs of its own on U.S. goods. So far, airline companies have said they haven’t seen a slowdown in flight demand as a result of more restrictive trade, but some executives and industry leaders are warning the U.S. administration that continued trade tensions with China, the European Union and other important economies could significantly hamper growth. Plane manufacturer Boeing, in particular, expressed concerns that tariffs could affect some of its supply chain costs.

Nevertheless, worldwide demand remained robust in the six month period. The International Air Transport Association (IATA) reported that May’s passenger traffic, measured in revenue passenger kilometers (RPK), rose 6.1 percent compared to the same month in 2017, with the load factor hitting a record high for the month. The IATA revised down its forecast for world industry profits in 2018, from $38.4 billion to $33.8 billion, on higher operating costs.

U.S. Global GO GOLD and Precious Metal Miners ETF

For the six months ended June 30, 2018, the U.S. Global GO GOLD and Precious Metal Miners ETF (“GOAU” or “Fund”) lost 0.55 percent at NAV, compared to its underlying index, the U.S. Global GO GOLD and Precious Metal Miners Index (“GOAUX” or “Index”), which lost 0.45 percent and underperformed its benchmark, the S&P 500 Index, which returned 2.65 percent. No material changes took place to the Index methodology during this period.

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

Inflation climbed to a seven-year high in June, with more manufacturers paying higher prices for materials and passing those additional costs on to consumers. In the past, the price of gold has often benefited from accelerating consumer prices, as the yellow metal has traditionally been seen as a store of value, but we have yet to see that play out at the beginning of this inflationary cycle.

Some investors, therefore, may have “lost a bit of patience with regard to their exposure to gold because they’ve been frustrated that it hasn’t been delivering returns,” according to BlackRock portfolio manager Evy Hambro. Meanwhile, Darwei Kung, portfolio manager at Deutsche Investment Management Americas, believes that gold’s appeal was dulled in the first six months of 2018 due to President Donald Trump’s unpredictable shifts in foreign and domestic policy. “People jump to gold if they really think that these geopolitical events will last,” Kung told Bloomberg.

Valuations of junior gold companies compressed in 2018 and, as of June 30, sat at $38 per ounce of resources, compared to the trailing 12-month average of $54 per ounce of resources. That’s according to RBC Capital Markets, which added that the pullback could spur greater mergers and acquisitions (M&A) activity given that junior miners now have more attractive valuations.

Barrick Gold, the world’s largest producer of gold, reported a decline in second-quarter production as planned maintenance weighed on output. The gold miner produced only 1.05 million ounces in the first quarter of this year, which is the lowest amount for Barrick in 16 years. This emphasizes the notion that the world has hit “peak gold” supply where most of gold has already been discovered and it’s become much more difficult to find new deposits. Tighter gold supply could lead to higher prices. GOAU did not hold Barrick as of June 30, 2018, as the company did not meet the model of the GOAUX, which takes a quantamental approach.

This report is to be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Funds. Brokerage commissions will reduce returns. Because the Funds concentrate their investments in specific industries, the Funds may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. The Funds are non-diversified, meaning they may concentrate more of their assets in a smaller number of issuers than diversified funds. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. The Funds may invest in the securities of smaller-capitalization companies, which may be more volatile than funds that invest in larger, more established companies. The performance of the Funds may diverge from that of their respective Indices. Because the Funds may employ a representative sampling strategy and may also invest in securities that are not included in the Index, the Funds may experience tracking error to a greater extent than funds that seek to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the Index. Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel and may also be significantly affected by changes in fuel prices, labor

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

relations and insurance costs. Gold, precious metals, and precious minerals funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The prices of gold, precious metals, and precious minerals are subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in these sectors.

Distributed by Quasar Distributors, LLC. U.S. Global Investors Inc. is the investment adviser to JETS and GOAU.

Past performance does not guarantee future results.

The U.S. Global Jets Index seeks to provide access to the global airline industry. The Index uses various fundamental screens to determine the most efficient airline companies in the world, and also provides diversification through exposure to global aircraft manufacturers and airport companies. The Index consists of common stocks listed on well-developed exchanges across the globe. It is not possible to invest directly in an index. The U.S. Global GO GOLD and Precious Metal Miners Index uses a robust, dynamic, rules-based smart-factor model to select precious minerals companies that earn over 50% of their aggregate revenue from precious minerals through active (mining or production) or passive (royalties or streams) means. The Index uses fundamental screens to identify companies with favorable valuation, profitability, quality and operating efficiency. The Index consists of 28 common stocks or related ADRs.

The S&P 500 Index is a broad based index of 500 stocks, which is widely recognized as representative of the equity market in general.

All opinions expressed and data provided are subject to change without notice. Opinions are not guaranteed and should not be considered investment advice.

Passenger load factor, or load factor, measures airlines’ capacity utilization. It is generally used to assess how efficiently a carrier fills seats and generates fare revenue.

Cash flow is the total amount of money being transferred into and out of a business, especially as affecting liquidity.

It is not possible to invest directly in an index.

The section labelled Schedule of Investments contains a more complete list of the fund’s holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

U.S. Global Jets ETF

PORTFOLIO ALLOCATION
As of June 30, 2018 (Unaudited)

Percentage of
Industry Group	Net Assets
Airlines	87.6%
Aerospace & Defense	7.0
Miscellaneous Manufacturing	3.0
Transportation	1.1
Engineering & Construction	1.0
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.0+
Total	100.0%

+	Represents less than 0.05% of net assets.

U.S. Global GO GOLD and Precious Metal Miners ETF

PORTFOLIO ALLOCATION
As of June 30, 2018 (Unaudited)

Percentage of
Industry Group	Net Assets
Mining	99.1%
Other Assets in Excess of Liabilities	0.6
Short-Term Investments	0.3
Total	100.0%


  To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. (See Note 7.)

The Global Industry Classification Standard (GICS®) was developed by and/or is exclusive property to MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

U.S. Global Jets ETF

SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.7%

	Australia – 1.0%
202,929	Qantas Airways, Ltd.	$925,094

	Brazil – 1.0%
178,318	Gol Linhas Aereas Inteligentes SA – ADR (a)	952,218

	Canada – 2.0%
57,500	Air Canada (a)	929,430
67,508	WestJet Airlines, Ltd.	930,986
		1,860,416
	Finland – 1.0%
88,860	Finnair OYJ	961,436

	France – 2.0%
112,813	Air France KLM SA (a)	920,094
487	Dassault Aviation SA	928,150
		1,848,244
	Germany – 1.0%
37,783	Deutsche Lufthansa AG	908,935

	Ireland – 1.0%
8,082	Ryanair Holdings plc – ADR (a)	923,207

	Israel – 0.4%
1,801,783	El Al Israel Airlines, Ltd. (a)	383,185

	Japan – 1.0%
25,780	Japan Airlines Company, Ltd.	914,635

	Mexico – 1.1%
22,636	Grupo Aeroportuario del
	Centro Norte SAB de CV – ADR	942,789

	Panama – 1.0%
9,894	Copa Holdings SA	936,170

	Sweden – 1.0%
486,170	SAS AB (a)	933,069

	Switzerland – 1.0%
19,656	Wizz Air Holdings plc (a)	933,875

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.7% (Continued)

	Turkey – 3.0%
113,520	Celebi Hava Servisi AS	$971,648
172,414	Pegasus Hava Tasimaciligi AS (a)	924,025
308,080	Turk Hava Yollari AO (a)	908,041
		2,803,714
	United Kingdom – 3.0%
89,740	Dart Group plc	920,826
41,523	easyJet plc	916,803
104,769	International Consolidated Airlines Group SA	918,105
		2,755,734
	United States – 79.2%
61,213	Alaska Air Group, Inc.	3,696,653
26,715	Allegiant Travel Company	3,712,049
276,233	American Airlines Group, Inc.	10,485,805
8,354	Boeing Company	2,802,851
220,889	Delta Air Lines, Inc.	10,942,841
14,820	General Dynamics Corporation	2,762,596
76,211	Hawaiian Holdings, Inc.	2,739,785
194,153	JetBlue Airways Corporation (a)	3,685,024
70,983	SkyWest, Inc.	3,684,018
218,783	Southwest Airlines Company	11,131,680
103,768	Spirit Airlines, Inc. (a)	3,771,967
42,101	Textron, Inc.	2,774,876
158,404	United Continental Holdings, Inc. (a)	11,045,510
		73,235,655
	TOTAL COMMON STOCKS (Cost $95,248,265)	92,218,376

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	SHORT-TERM INVESTMENTS – 0.3%
279,782	Fidelity Investments Money Market Funds –
	Government Portfolio – Class I, 1.77%*	$279,782
	TOTAL SHORT-TERM INVESTMENTS (Cost $279,782)	279,782
	TOTAL INVESTMENTS – 100.0% (Cost $95,528,047)	92,498,158
	Other Assets in Excess of Liabilities – 0.0%+	26,987
	NET ASSETS – 100.0%	$92,525,145

Percentages are stated as a percentage of net assets.
(a)	Non-income producing security
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of June 30, 2018.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.1%

	Australia – 16.2%
92,944	Evolution Mining, Ltd.	$241,429
173,680	OceanaGold Corporation	482,205
1,124,940	Pantoro, Ltd. (a)	249,754
572,337	Ramelius Resources, Ltd. (a)	245,664
153,161	Saracen Mineral Holdings, Ltd. (a)	248,230
552,936	Silver Lake Resources, Ltd. (a)	245,520
66,715	St Barbara, Ltd.	238,469
		1,951,271
	Canada – 53.1%
64,542	Alamos Gold, Inc.	367,244
18,000	Avesoro Resources, Inc. (a)	62,477
139,809	B2Gold Corporation (a)	362,643
41,241	Detour Gold Corporation (a)	370,797
63,071	Fortuna Silver Mines, Inc. (a)	358,243
16,812	Franco-Nevada Corporation	1,227,612
85,290	IAMGOLD Corporation (a)	495,535
130,608	Kinross Gold Corporation (a)	491,086
17,613	Kirkland Lake Gold Ltd.	371,987
421,903	Roxgold, Inc. (a)	359,435
101,007	Teranga Gold Corporation (a)	360,341
41,099	Torex Gold Resources, Inc. (a)	366,082
55,223	Wheaton Precious Metals Corporation	1,218,219
		6,411,701
	China – 1.1%
130,000	Hengxing Gold Holding Company, Ltd. (a)	132,393

	Jersey – 4.0%
154,846	Centamin plc	243,186
129,807	Highland Gold Mining, Ltd.	244,977
		488,163
	South Africa – 9.3%
10,005	Anglo American Platinum, Ltd.	261,840
126,535	Gold Fields, Ltd. – ADR	451,730
266,123	Harmony Gold Mining Company, Ltd. – ADR	415,152
		1,128,722

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.1% (Continued)

	United States – 15.4%
181,967	Alacer Gold Corporation (a)	$336,348
177,261	Argonaut Gold, Inc. (a)	311,469
13,063	Royal Gold, Inc.	1,212,768
		1,860,585
	TOTAL COMMON STOCKS (Cost $11,582,155)	11,972,835

	SHORT-TERM INVESTMENTS – 0.3%
40,024	Fidelity Investments Money Market Funds –
	Government Portfolio – Class I, 1.77%*	40,024
	TOTAL SHORT-TERM INVESTMENTS (Cost $40,024)	40,024
	TOTAL INVESTMENTS – 99.4% (Cost $11,622,179)	12,012,859
	Other Assets in Excess of Liabilities – 0.6%	73,178
	NET ASSETS – 100.0%	$12,086,037

Percentages are stated as a percentage of net assets.
(a)	Non-income producing security
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

STATEMENTS OF ASSETS & LIABILITIES
June 30, 2018 (Unaudited)

		U.S. Global
		GO GOLD
		and Precious
	U.S. Global	Metal
	Jets ETF	Miners ETF
ASSETS
Investments in securities, at value*	$92,498,158	$12,012,859
Foreign currency, at value*	275,448	—
Receivable for securities sold	7,396,341	4,610,021
Cash	5,223	1,834
Dividends and interest receivable	37,993	5,490
Total assets	100,213,163	16,630,204

LIABILITIES
Payable for investments purchased	7,639,536	4,538,171
Management fees payable	48,482	5,996
Total liabilities	7,688,018	4,544,167

NET ASSETS	$92,525,145	$12,086,037

Net assets consist of:
Paid-in capital	$95,446,738	$11,946,395
Undistributed (accumulated) net
investment income (loss)	331,057	23,740
Accumulated net realized gain (loss)
on investments	(219,968)	(274,743)
Net unrealized appreciation (depreciation) of:
Investments	(3,029,889)	390,680
Foreign currency and translation of other
assets and liabilities in foreign currency	(2,793)	(35)
Net assets	$92,525,145	$12,086,037

Net asset value:
Net assets	$92,525,145	$12,086,037
Shares outstanding^	3,200,000	950,000
Net asset value, offering and
redemption price per share	$28.91	$12.72

* Identified Cost:
Investments in securities	$95,528,047	$11,622,179
Foreign currency	$275,579	$—

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

STATEMENTS OF OPERATIONS
For the Six-Months Ended June 30, 2018 (Unaudited)

		U.S. Global
		GO GOLD
		and Precious
	U.S. Global	Metal
	Jets ETF	Miners ETF
INCOME
Dividends*	$625,783	$57,234
Interest	2,154	233
Total investment income	627,937	57,467

EXPENSES
Management fees	298,130	34,002
Total expenses	298,130	34,002
Net investment income (loss)	329,807	23,465

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	768,054	(164,410)
Foreign currency	(26,884)	(422)
Change in unrealized appreciation (depreciation) on:
Investments	(13,920,227)	69,662
Foreign currency	2,855	(37)
Net realized and unrealized
gain (loss) on investments	(13,176,202)	(95,207)
Net increase (decrease) in net assets
resulting from operations	$(12,846,395)	$(71,742)

*	Net of foreign taxes withheld of $26,658 and $5,920 respectively.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
OPERATIONS
Net investment income (loss)	$329,807	$496,385
Net realized gain (loss) on investments	741,170	8,541,987
Change in unrealized appreciation
(depreciation) on investments
and foreign currency	(13,917,372)	4,114,941
Net increase (decrease) in net assets
resulting from operations	(12,846,395)	13,153,313

DISTRIBUTIONS TO SHAREHOLDERS
From net investments income	—	(452,433)
From capital gains	—	(1,185,024)
Total distributions to shareholders	—	(1,637,457)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	11,854,255	58,846,360
Payments for shares redeemed	(10,814,685)	(31,751,445)
Net increase (decrease) in net
assets derived from capital
share transactions (a)	1,039,570	27,094,915
Net increase (decrease) in net assets	$(11,806,825)	$38,610,771

NET ASSETS
Beginning of period/year	$104,331,970	$65,721,199
End of period/year	$92,525,145	$104,331,970
Undistributed (accumulated) net
investment income (loss)	$331,057	$1,250

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
	Shares	Shares
Subscriptions	350,000	1,900,000
Redemptions	(350,000)	(1,050,000)
Net increase (decrease)	—	850,000

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	June 30, 2018	Period Ended
	(Unaudited)	December 31, 2017*
OPERATIONS
Net investment income (loss)	$23,465	$14,881
Net realized gain (loss) on investments	(164,832)	(109,716)
Change in unrealized appreciation
(depreciation) on investments
and foreign currency	69,625	321,020
Net increase (decrease) in net assets
resulting from operations	(71,742)	226,185

DISTRIBUTIONS TO SHAREHOLDERS
From net investments income	—	(14,801)
Total distributions to shareholders	—	(14,801)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,271,760	10,674,635
Net increase (decrease) in net
assets derived from capital
share transactions (a)	1,271,760	10,674,635
Net increase (decrease) in net assets	$1,200,018	$10,886,019

NET ASSETS
Beginning of period	$10,886,019	$—
End of period	$12,086,037	$10,886,019
Undistributed (accumulated) net
investment income (loss)	$23,740	$275

(a)	A summary of capital share transactions is as follows:

	Six-Months Ended
	June 30, 2018	Period Ended
	(Unaudited)	December 31, 2017*
	Shares	Shares
Subscriptions	100,000	850,000
Net increase (decrease)	100,000	850,000

*	Fund commenced operations on June 27, 2017. The information presented is the period from June 27, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six-Months
	Ended		Year Ended	Year Ended	Period Ended
	June 30, 2018		December 31,	December 31,	December 31,
	(Unaudited)		2017	2016	2015(1)
Net asset value,
beginning of period/year	$32.60		$27.97	$24.86	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss)(2)	0.10		0.16	0.18	0.06
Net realized and unrealized
gain (loss) on investments
and foreign currency(6)	(3.79)		4.98	3.09	(0.16)
Total from investment operations	(3.69)		5.14	3.27	(0.10)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	—		(0.14)	(0.16)	(0.04)
Capital gains	—		(0.37)	—	—
Total distributions	—		(0.51)	(0.16)	(0.04)

CAPITAL SHARE TRANSACTIONS
Transaction fees	—		—	—	0.00	(7)

Net asset value, end of period/year	$28.91		$32.60	$27.97	$24.86

Total return	-11.31	%(3)	18.40%	13.15%	-0.39	%(3)

SUPPLEMENTAL DATA
Net assets at end
of period/year (000’s)	$92,525		$104,332	$65,721	$52,196

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.60	%(4)	0.60%	0.60%	0.60	%(4)
Net investment income
(loss) to average net assets	0.66	%(4)	0.53%	0.75%	0.37	%(4)

Portfolio turnover rate(5)	16	%(3)	36%	44%	34	%(3)

(1)	Commencement of operations on April 28, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(7)	Represents less than $0.005. See Note 6.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months Ended		Period Ended
	June 30, 2018		December 31,
	(Unaudited)		2017(1)
Net asset value, beginning of period	$12.81		$12.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)(2)	0.03		0.03
Net realized and unrealized gain (loss) on
investments and foreign currency(6)	(0.12)		0.80
Total from investment operations	(0.09)		0.83

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	—		(0.02)
Total distributions	—		(0.02)
Net asset value, end of period	$12.72		$12.81

Total return	-0.55	%(3)	6.89	%(3)

SUPPLEMENTAL DATA
Net assets at end of period (000’s)	$12,086		$10,886

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.60	%(4)	0.60	%(4)
Net investment income (loss)
to average net assets	0.41	%(4)	0.43	%(4)

Portfolio turnover rate(5)	69	%(3)	70	%(3)

(1)	Commencement of operations on June 27, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of the ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The objective of the U.S. Global GO GOLD and Precious Metal Miners ETF is to track the performance, before fees and expenses, of the U.S. Global GO GOLD and Precious Metal Miners Index.  U.S. Global Jets ETF commenced operations on April 28, 2015, and U.S. Global GO GOLD and Precious Metal Miners ETF commenced operations on June 27, 2017.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follows the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Global Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their Investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2018:
U.S. Global Jets ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$92,218,376	$—	$—	$92,218,376
Short-Term Investments	279,782	—	—	279,782
Total Investments
in Securities	$92,498,158	$—	$—	$92,498,158

^ See Schedule of Investments for breakout of investments by country.
U.S. Global GO GOLD and Precious Metal Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$11,972,835	$—	$—	$11,972,835
Short-Term Investments	40,024	—	—	40,024
Total Investments
in Securities	$12,012,859	$—	$—	$12,012,859

^ See Schedule of Investments for breakout of investments by country.
Transfers between levels are recognized at the end of the reporting period. During the six-months ended June 30, 2018, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the most recently completed fiscal period end, the Funds did not occur any interest or penalties.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholdings taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to June 30, 2018, that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser to the Funds.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversee the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except: for interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and the unified management fee payable to the Adviser. For services provided to the Funds, each Fund pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. USBFS also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASE AND SALES OF SECURITIES

During the six-months ended June 30, 2018, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
U.S. Global Jets ETF	$16,539,327	$15,774,408
U.S. Global GO GOLD and
Precious Metal Miners ETF	7,827,165	7,842,915

During the six-months ended June 30, 2018, there were no purchases or sales of U.S. Government securities.

During the six-months ended June 30, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Purchase	Sales
U.S. Global Jets ETF	$12,020,407	$10,945,814
U.S. Global GO GOLD and
Precious Metal Miners ETF	1,274,853	—

NOTE 5 – INCOME TAX INFORMATION

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the six-months ended June 30, 2018.

The Funds did not pay distributions during the six-months ended June 30, 2018.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal periods ended December 31, 2017 were as follows:

	Ordinary	Capital
	Income	Gains
U.S. Global Jets ETF	$1,538,952	$98,505
U.S. Global GO GOLD and
Precious Metal Miners ETF	14,801	—

The cost basis of investments for federal income tax purposes as of June 30, 2018 was as follows+:

		U.S. Global
		GO GOLD
	U.S Global	and Precious
	Jets ETF	Metal Miners ETF
Tax cost of investments	$95,528,047	$11,622,179
Gross tax unrealized appreciation	5,942,081	653,046
Gross tax unrealized depreciation	(8,971,970)	(262,366)
Net unrealized appreciation/(depreciation)	$(3,029,889)	$390,680

+
Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

As of December 31, 2017, the Funds’ components of accumulated earnings (losses) for income tax purposes were as follows:

		U.S. Global
		GO GOLD
	U.S. Global	and Precious
	Jets ETF	Metal Miners ETF
Net unrealized appreciation / (depreciation)	$10,188,640	$307,875
Undistributed ordinary income	74,031	275
Undistributed long term capital gains	—	—
Total distributable earnings	74,031	275
Other accumulated gain / (loss)	(337,869)	(96,766)
Total accumulated gain / (loss)	$9,924,802	$211,384

As of December 31, 2017, the U.S. Global Jets ETF deferred, on a tax-basis, post-October capital losses of $332,221 and no late-year ordinary losses.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

As of December 31, 2017, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term
U.S. Global Jets ETF	$ —	$ —
U.S. Global GO GOLD and
Precious Metal Miners ETF	96,768	—

These amounts do not have an expiration date.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NYSE. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the each Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction fees received during the period. Variable fees received by each Fund, if any, are displayed in the capital shares transaction section of the Statement of Changes in Nets Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.  Shares of the Funds have equal rights and privileges.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited) (Continued)

NOTE 7 – PRINCIPAL RISKS

Airline Companies Risk. The U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.

Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s Share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global GO GOLD and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in previous metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

U.S. Global ETFs

EXPENSE EXAMPLES
For the Six-Months Ended June 30, 2018 (Unaudited)

As a shareholder of U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 – June 30, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

U.S. Global ETFs

EXPENSE EXAMPLES
For the Six-Months Ended June 30, 2018 (Unaudited) (Continued)

U.S. Global Jets ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	January 1, 2018	June 30, 2018	During the Period(1)
Actual	$1,000.00	$ 886.90	$2.81
Hypothetical (5% annual	$1,000.00	$1,021.82	$3.01
return before expenses)

U.S. Global GO GOLD and Precious Metal Miners ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	January 1, 2018	June 30, 2018	During the Period(1)
Actual	$1,000.00	$ 994.50	$2.97
Hypothetical (5% annual	$1,000.00	$1,021.82	$3.01
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 181 days, and divided by the number of days in the most recent twelve-month period, 365 days.

U.S. Global ETFs

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds files their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on its website at www.usglobaletfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.usglobaletfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE FUNDS’ TRUSTEES
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.usglobaletfs.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of each Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at www.usglobaletfs.com.

(This Page Intentionally Left Blank.)

Adviser
U.S. Global Investors, Inc.
7900 Callaghan Road
San Antonio, Texas 78229

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

U.S. Global Jets ETF
Symbol – JETS
CUSIP – 26922A842

U.S. Global GO GOLD and Precious Metal Miners ETF
Symbol – GOAU
CUSIP – 26922A719

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and assistant Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      ETF Series Solutions

By (Signature and Title)*              /s/ Paul R. Fearday
           Paul R. Fearday, President (principal executive officer)

Date     August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Paul R. Fearday
           Paul R. Fearday, President (principal executive officer)

Date     August 29, 2018

By (Signature and Title)*               /s/ Elizabeth A. Winske
Elizabeth A. Winske, Assistant Treasurer (acting principal financial officer)

Date     August 29, 2018